Supplement dated September 17, 2014
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia ETF Trust
Columbia Select Large Cap Growth ETF	3/1/2014
Effective on or about September 30, 2014, the list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Galvin, CFA	Senior Portfolio Manager and Head of Focused Large Cap Growth	Co-manager	2011
Richard Carter	Senior Portfolio Manager	Co-manager	2011
Todd Herget	Senior Portfolio Manager	Co-manager	2011
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	May 2014
Alfred Alley III, CFA	Portfolio Manager	Co-manager	September 2014
The rest of the section remains the same.
Effective on or about September 30, 2014, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Galvin, CFA	Senior Portfolio Manager and Head of Focused Large Cap Growth	Co-manager	2011
Richard Carter	Senior Portfolio Manager	Co-manager	2011
Todd Herget	Senior Portfolio Manager	Co-manager	2011
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	May 2014
Alfred Alley III, CFA	Portfolio Manager	Co-manager	September 2014
Mr. Galvin joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Galvin began his investment career in 1983 and earned an undergraduate degree in finance from Georgetown University and M.B.A. from New York University.
Mr. Carter joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Carter began his investment career in 1993 and earned a B.A. from Connecticut College.
Mr. Herget joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Herget began his investment career in 1998 and earned a B.S. from Brigham Young University and M.B.A. from the University of Notre Dame.
Mr. Condon joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he was a portfolio manager since 1999. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.
Mr. Alley joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP180_10_002_(09/14)